UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saratoga Research & Investment Management
Address: 14471 Big Basin Way, Suite E
         Saratoga, CA  95070


13F File Number: 028-13757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin P. Tanner
Title:    President
Phone:    (408) 741-2333

Signature, Place, and Date of Signing:

/s/ Kevin P. Tanner             Saratoga, CA                 Date July 24, 2012
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   51

Form 13F Information Table Value Total:   $687,415 (thousands)

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE     SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    27682   308955 SH       Sole                   279350             29605
Abbott Labs                    COM              002824100    19303   299407 SH       Sole                   276192             23215
Adobe Systems                  COM              00724F101    12601   389287 SH       Sole                   347062             42225
Altria Group                   COM              02209S103      283     8180 SH       Sole                     4300              3880
Automatic Data Processing      COM              053015103    27727   498150 SH       Sole                   445280             52870
Becton, Dickinson & Co         COM              075887109    16279   217782 SH       Sole                   202517             15265
Berkshire Hathaway B           COM              084670702    12816   153798 SH       Sole                   140668             13130
Bristol-Myers Squibb           COM              110122108      362    10075 SH       Sole                     4450              5625
C.H. Robinson Worldwide        COM              12541W209     3528    60278 SH       Sole                    45138             15140
C.R. Bard                      COM              067383109    13567   126275 SH       Sole                   112625             13650
Chevron Corp New               COM              166764100      231     2185 SH       Sole                     1060              1125
Cisco Systems                  COM              17275R102    23871  1390278 SH       Sole                  1275843            114435
Coca-Cola                      COM              191216100    29463   376813 SH       Sole                   341328             35485
Cognizant Tech Solutions       COM              192446102     2416    40275 SH       Sole                    37170              3105
Colgate-Palmolive              COM              194162103     7125    68448 SH       Sole                    55158             13290
Diageo PLC                     COM              25243Q205      415     4030 SH       Sole                     1725              2305
Ecolab Inc                     COM              278865100      734    10708 SH       Sole                    10708
FactSet Research Sys           COM              303075105     5715    61488 SH       Sole                    46663             14825
General Dynamics               COM              369550108    25378   384748 SH       Sole                   351218             33530
Int'l Business Machines        COM              459200101    28121   143781 SH       Sole                   129246             14535
Johnson & Johnson              COM              478160104    26744   395854 SH       Sole                   361739             34115
Kellogg Company                COM              487836108      254     5145 SH       Sole                     2950              2195
Lorillard Inc                  COM              544147101      270     2050 SH       Sole                     1100               950
McCormick & Co                 COM              579780206    13299   219280 SH       Sole                   195155             24125
McDonalds                      COM              580135101    26058   294337 SH       Sole                   262957             31380
Medtronic                      COM              585055106    26207   676660 SH       Sole                   615935             60725
Microsoft                      COM              594918104    28930   945740 SH       Sole                   854160             91580
NIKE                           COM              654106103    25331   288577 SH       Sole                   260477             28100
National Grid PLC              COM              636274300      324     6110 SH       Sole                     3620              2490
Nestle SA Spons ADR            COM              641069406     8733   146182 SH       Sole                   109897             36285
Novo Nordisk ADR               COM              670100205    23853   164117 SH       Sole                   146267             17850
Omnicom Group                  COM              681919106    27042   556415 SH       Sole                   504135             52280
Oracle                         COM              68389X105    28612   963369 SH       Sole                   871141             92228
Paychex                        COM              704326107      375    11950 SH       Sole                     6910              5040
Pepsico                        COM              713448108    19262   272607 SH       Sole                   249202             23405
Pfizer                         COM              717081103      232    10070 SH       Sole                     5470              4600
Procter & Gamble               COM              742718109    24411   398552 SH       Sole                   362562             35990
Southern Copper Corp           COM              84265V105      428    13568 SH       Sole                     5232              8336
Spectra Energy                 COM              847560109      355    12225 SH       Sole                     5380              6845
Stryker                        COM              863667101    26366   478517 SH       Sole                   433817             44700
Sysco Corp                     COM              871829107    23541   789701 SH       Sole                   697996             91705
Total System Services          COM              891906109    12171   508605 SH       Sole                   479920             28685
United Technologies            COM              913017109    22691   300420 SH       Sole                   281430             18990
Varian Medical Systems         COM              92220P105    12338   203031 SH       Sole                   184896             18135
Wal-Mart Stores                COM              931142103    32474   465776 SH       Sole                   417471             48305
Public Storage 5.90% PFD S     PFD              74460W206      626    23360 SH       Sole                    23360
Kinder Morgan Energy Prtns LP  ETP              494550106      293     3725 SH       Sole                     2020              1705
Oneok Partners LP              ETP              68268N103      457     8500 SH       Sole                     4700              3800
Plains All American Pipeline L ETP              726503105      299     3700 SH       Sole                     3000               700
SPDR Gold Trust                ETF              78463V107    10890    70172 SH       Sole                    60541              9631
iShares Silver Trust           ETF              46428Q109     6932   260100 SH       Sole                   226295             33805

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